Business Acquisitions - Schedule of Supplemental Pro Forma Data (Details) - ITC CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Business Acquisition [Line Items]
Pro forma revenue	CAD 7,995
Pro forma net earnings attributable to common equity shareholders	CAD 919